RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2021
Recoverable Taxes
RECOVERABLE TAXES

9.	RECOVERABLE TAXES

The rollforward of recoverable taxes are set forth below:

	Note	12.31.20	Business combination (note 1.2)	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,568,975	6,479	668,918	(185,750)	(160,278)	239	(12,556)	1,886,027
(-) Impairment		(154,721)	-	(30,661)	29,133	18,395	-	-	(137,854)
PIS and COFINS	9.2
Recoverable PIS and COFINS		3,168,099	34,259	471,560	(1,065,504)	-	76,862	-	2,685,276
(-) Impairment		(14,228)	-	-	-	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		808,528	1,109	7,392	(2,363)	-	114,979	-	929,645
(-) Impairment		(1,984)	-	-	-	-	-	-	(1,984)
INSS
Recoverable INSS		341,825	12	36,829	(66,810)	-	6,282	-	318,138
(-) Impairment		(102)	-	102	-	-	-	-	-
Other
Other recoverable taxes		52,889	3,995	39,427	(4,057)	-	-	(38)	92,216
(-) Impairment		(1,963)	-	99	857	-	-	-	(1,007)
		5,767,318	45,854	1,193,666	(1,294,494)	(141,883)	198,362	(12,594)	5,756,229

Current		899,120							976,133
Non-current		4,868,198							4,780,096

	Note	12.31.20	Business combination	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
Income taxes	9.4
Recoverable income taxes		107,728	922	246,162	(60,058)	-	18	(722)	294,050
(-) Impairment		(9,029)	-	(6,904)	-	-	-	-	(15,933)
		98,699	922	239,258	(60,058)	-	18	(722)	278,117

Current		43,840							71,762
Non-current		54,859							206,355
(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.

	Note	12.31.19	Additions	Offset / Reversals	Transfers	Restatement	Exchange variation	12.31.20
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,635,663	570,056	(549,446)	(127,370)	240	39,832	1,568,975
(-) Impairment		(141,193)	(38,033)	3,022	21,483	-	-	(154,721)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,990,313	729,213	(594,483)	-	43,056	-	3,168,099
(-) Impairment		(16,922)	-	2,694	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		848,865	2,319	(7,201)	(92,812)	57,357	-	808,528
(-) Impairment		(3,818)	(263)	2,097	-	-	-	(1,984)
INSS
Recoverable INSS		255,967	88,621	(7,663)	-	4,893	7	341,825
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		80,145	11,952	(901)	(38,277)	-	(30)	52,889
(-) Impairment		(5,639)	-	3,676	-	-	-	(1,963)
Total		5,643,279	1,363,865	(1,148,205)	(236,976)	105,546	39,809	5,767,318

Current		473,732						899,120
Non-current		5,169,547						4,868,198

	Note	12.31.19	Additions	Offset / Reversals	Transfers	Restatement	Exchange variation	12.31.20
Income taxes	9.4
Recoverable income taxes		430,778	58,007	(422,496)	-	4,341	37,098	107,728
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
Total		421,749	58,007	(422,496)	-	4,341	37,098	98,699

Current		152,486						43,840
Non-current		269,263						54,859

9.1.	ICMS – Tax on Movement of Goods and Services and VAT – Value Added Taxes

As result of (i) export activity, (ii) tax benefits, (iii) sales in the domestic market subject to reduced rates; and (iv) acquisition of property, plant and equipment, the Company generates recoverable ICMS balances that are offset against ICMS payables arising from sales in the domestic market or that are transferred to third parties.

The Company has recoverable ICMS balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul, Minas Gerais and Amazonas, which will be realized in the short and long term, based on the recoverability study reviewed and approved by the Management.

In other jurisdictions outside Brazil, value added taxes (VAT) are due in regular operations of the Company with goods and services.

9.2.	PIS and COFINS –Social Integration Plan and Contribution for Social Security Financing

The accumulated recoverable PIS and COFINS balances arise from taxes on raw material purchases subsequently used in the production of exported products or products for which sale is not taxed, such as fresh meat and margarine, as well as recoverable taxes on commercial and labor expenses. The realization of these balances usually occurs through the offsetting with taxes payable on sales of taxed products in the domestic market, with other federal taxes and social security contributions payable, or even, if necessary, through refund or reimbursement requests.

In the year ended December 31, 2021, the Company recognized gains arising from processes filed by the subsidiaries SHB Comércio e Indústria de Alimentos S.A. and Batávia S.A., both already incorporated by BRF S.A. and of a process filed by UP! Alimentos Ltda. (an entity jointly controlled by BRF S.A., whose operations were closed), granting the Company the right to exclude ICMS from the PIS and COFINS calculation basis. The periods involved in the processes are from 2002 until 2017, date from which the Company began to exclude the ICMS from the PIS and COFINS calculation basis. The Company, supported by its consultants, obtained the fiscal files for the period and reconciled them with the accessory obligations, measuring the balances reliably through the ICMS presented in the invoices. Thus, the amount of R$92,171 was recognized under Recoverable PIS and COFINS, being R$41,554 of principal recorded in Other Operating Income and R$50,617 of interests recorded in Financial Income.

As of December 31, 2021, the updated balance of the processes related to the exclusion of the ICMS from the PIS and COFINS calculation basis recognized by the Company is R$2,341,737 (R$2,818,391 as of December 31, 2020). The amount of R$628,557 related do these credits was offset against other federal taxes for the year ended December 31, 2021 (null for the year ended December 31, 2020).

In the study prepared by the Management, its realization is estimated through offsetting with federal taxes or through reimbursement of the amounts as expectation below:

PIS and COFINS
Current	604,626
Non-current	1,737,111
2023	718,149
2024	687,602
2025	331,360
2,341,737

9.3.	IPI - Industrialized Product Tax

The Company recognized relevant tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on December 31, 2021 is R$945,845 (R$860,820 on December 31, 2020), of which R$919,982 (R$805,001 on December 31, 2020) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Current Assets, in the amount of R$8,936 (R$40,370 on December 31, 2020) and as Other Non-Current Assets, in the amount of R$16,927 (R$15,449 on December 31, 2020).

Schedule of realization is estimated through the refund of the amounts

According to projections prepared by the Management, its realization is estimated through the refund of the amounts as expected below:

IPI
Current	8,936
Non-current	936,909
2023	16,927
2025	678,852
2026	241,130
945,845

9.4.	Income Taxes

The accumulated recoverable income taxes arise, mostly, from withholding taxes on securities, interest and prepayments of income tax and social contribution in Brazil. The realization occurs through the offset with federal taxes and contributions payable.

In the year ended December 31, 2021, the Federal Supreme Court, the highest instance of the Judiciary in Brazil, ruled unconstitutional the taxation of income tax (“IRPJ”) and social contribution (“CSLL”) on interest income recognized due to tax overpayments. The periods involved in the processes are from 2005 until 2020. From the date of this judgment, the Company ceased taxing such income and was entitled to recover the amounts of taxes previously paid.

For the years in which the Company had taxable income and, therefore, paid IRPJ and CSLL on income arising from interest tax overpayments, the amount of R$132,224 was recognized under Recoverable Income Taxes, being the principal of R$91,800 recorded against Income Taxes and the interest of R$40,424 recorded against Financial Income. Such recoverable taxes can be used to offset other federal taxes in Brazil. For the years in which the company presented tax losses, an increase in tax losses carryforward was calculated in the amount of R$2,526,115.

9.5.	Realization of Brazilian federal tax credits

The Company received in cash, through court orders related to recoverable IPI balances, the amount of R$32,802 for the year ended December 31, 2021 (R$235,405 for the year ended December 31, 2020).

The Company used PIS, COFINS, IPI, IRPJ, CSLL, INSS and other recoverable taxes to offset federal taxes payable such as INSS and Income Taxes in the amount of R$1,153,520 for the year ended December 31, 2021 (R$863,602 for the year ended December 31, 2020), preserving its liquidity and optimizing its capital structure.